Segment Information - Summary of Financial Information by Geographical Area (Parenthetical) (Detail) - Sales revenue [member] - Canpotex customer [member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Latin America [member]
Disclosure of geographical areas [line items]
Sales volume percentage	33.00%	30.00%
China [member]
Disclosure of geographical areas [line items]
Sales volume percentage	18.00%	18.00%
India [member]
Disclosure of geographical areas [line items]
Sales volume percentage	10.00%	12.00%
Other Asian countries [member]
Disclosure of geographical areas [line items]
Sales volume percentage	31.00%	33.00%
Other countries [member]
Disclosure of geographical areas [line items]
Sales volume percentage	8.00%	7.00%